PARTICIPATING PROCTER & GAMBLE COMPANIES	12 Months Ended
Jun. 30, 2025
EBP 1998
EBP, Description of Plan [Line Items]
PARTICIPATING PROCTER & GAMBLE COMPANIES	DESCRIPTION OF THE PLAN
The Procter & Gamble Ireland Employees Share Ownership Plan (1998) (the “Plan”) is a stock ownership plan sponsored by The Procter & Gamble Company (the “Company” or “Procter & Gamble”). The following brief description is provided for general information purposes only. Participants should refer to the Plan agreement for more complete information.
General – The Plan is a share purchase plan established by Procter & Gamble to provide a means for eligible Irish employees to tax efficiently purchase shares of the Company. The Plan is administered by Mercer Limited who were appointed by the Trustees of the Plan and who hold the Plan assets on behalf of the Trustees of the Plan.
Eligibility – Employees are eligible to participate in the Plan if they are employed by a participating company (Note 7) and pay Irish income tax under the PAYE system on their earnings from that employment, or individuals who were at some time previously an eligible employee but on behalf of whom the Trustees, pursuant to the rules, continue to hold stock in the Plan.
Contributions – Contributions represent amounts received from participants, and amounts matched by the participating Procter & Gamble companies (Note 7), that have been invested in stock of the Company. Employees can contribute up to 2.5% of their base salary. Where cash amounts are received from members and matched by the sponsoring companies but have not yet been invested in stock of the Company, they are presented as Cash at bank and in hand on the statement of net assets available for plan benefits.
Distributions and Withdrawals – Participants are unable to withdraw shares from the Plan within two years of purchase, unless the participant ceases to be an employee of one of the participating companies. Shares held by the Plan for three years from the date of purchase must be sold or transferred into the participant’s own name.
Participant Accounts – Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contribution, the participating Procter & Gamble companies’ (Note 7) matching contribution and allocations of Plan earnings and charged with withdrawals and an allocation of Plan losses. Allocations are based on participant earnings or account balances as defined. The benefit to which a participant is entitled is limited to the shares that can be provided from the participant’s vested account.
Vesting – Participants are immediately vested in their contributions, the participating Procter & Gamble companies matching contributions and earnings.
Investments – Participants are only permitted to invest in the Company common stock. Any dividends on shares of the Company common stock are separately payable to participants in accordance with the Plan agreement.
PARTICIPATING PROCTER & GAMBLE COMPANIES
The participating Procter & Gamble companies are as follows:

•Procter & Gamble (Manufacturing) Ireland Limited;
•Procter & Gamble (HABC) Limited; and
•Procter & Gamble (L&CP) Limited